CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 12,855	$ 20,677	$ 8,434
Restricted cash	0	4,005	0
Accounts receivable	3,885	1,527	1,928
Accounts receivable, related parties	25,640	16,022	4,837
Derivative assets	5,330	0
Prepaid and other current assets	1,681	1,312	897
Derivative assets - current	5,330	0	247
Total current assets	49,391	43,543	16,343
Property and equipment:
Oil and natural gas properties (successful efforts), net	582,608	431,332	122,267
Other property and equipment, net	2,472	1,283	1,106
Total property and equipment, net	585,080	432,615	123,373
Other assets, net	2,420	824	110
Deferred tax assets	17,400	0
Total assets	654,291	476,982	139,826
Current liabilities:
Accounts payable	37,137	31,868	4,658
Accounts payable, related parties	776	223	612
Derivative liabilities	25,069	10,772
Accrued liabilities and other	23,889	15,492	4,654
Accrued capital expenditures	28,074	45,045	0
Derivative liabilities	3,259	937	1,856
Accrued capital expenditures		45,045	2,443
Total current liabilities	114,945	103,400	14,223
Long-term liabilities:
Long-term debt, net	238,735	93,199	55,000
Asset retirement obligations, net of current portion	11,349	8,522	5,180
Derivative liabilities	27,930	8,008
Other	316	321	203
Total long-term liabilities	278,330	110,050	60,383
Deferred tax liabilities		153	0
Derivative liabilities	27,462	7,383	0
Total liabilities	393,275	213,450	74,606
Commitments and contingencies
Stockholders??? equity
Additional paid-in capital	30,630	29,946	0
Retained Earnings (Accumulated Deficit)	7,858	0	0
Total common stockholders’ equity	38,492	29,950	0
Noncontrolling interest	(8,026)	12,054	0
Total stockholders' equity / parent net investment	113,075	122,664	65,220
Total liabilities, mezzanine equity and stockholders’ equity / parent net investment	654,291	476,982	139,826
Parent net investment		0	65,220
Scenario, Previously Reported [Member]
Current liabilities:
Accrued capital expenditures		937
Derivative liabilities		10,772
Long-term liabilities:
Other		168
Derivative liabilities		8,008
Series B Preferred Stock
Mezzanine equity
Series B Preferred Stock	147,941	140,868	0
Stockholders??? equity
Series B Preferred Stock	147,941	140,868	0
Series A Preferred Stock
Stockholders??? equity
Series A Preferred Stock	82,609	80,660	0
Class A Common Stock
Stockholders??? equity
Common stock	1	1	0
Class B Common Stock
Stockholders??? equity
Common stock	$ 3	$ 3	$ 0